SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 15:-	SHAREHOLDERS' EQUITY

a.	General:

1.	The Ordinary shares of the Company are traded on the NASDAQ Global Market since April 1999 and on the Tel Aviv Stock Exchange Ltd. since April 2015.

Ordinary shares confer on their holders the right to receive notice to participate and vote in general meetings of the Company, the right to a share in excess assets upon liquidation of the Company and the right to receive dividends, if declared.

2.
On December 31, 2013 following the approval of the Company board of directors and the approval of the Company shareholders, the Company issued a net sum of 1,300,580 ordinary shares in consideration for the purchase of twelve luxury condominium units in Miami Beach, Florida from private companies indirectly controlled by Capri, the Company's controlling shareholder.

b.	Stock options:

In 1999, the Company adopted an Israeli Option Plan ("1999 Israeli option plan"), and a U.S. Option Plan ("1999 U.S. option plan") (collectively, the "1999 plans"). Under the terms of the above option plans, options may be granted to employees, officers, directors and consultants. The options generally become exercisable monthly over a four-year period, commencing one year after date of the grant, subject to the continued employment of the employee. The options generally expire no later than seven years from the date of the grant.

In May 2003 the Company amended its 1999 Plan to provide for the grant of options to Israeli optionees under Section 102 of the Israeli Tax Ordinance.

The exercise price of the options granted under the above mentioned plans may not be less than the nominal value of the shares into which such options are exercised. Any options, which are forfeited or cancelled before expiration, become available for future grants.

The total number of options available for future grants as of December 31, 2020 was 571,260.

c.	Non-vested shares:

In May 2006, the Board of Directors approved the adoption of the 2006 Israeli Incentive Compensation Plan (the "2006 Plan"). The 2006 Plan provides for the grant of options, restricted shares and restricted share units in accordance with various Israeli tax tracks. The Company currently uses the 2006 Plan for the grant of restricted shares only.

The restricted shares are granted at no consideration and with a vesting schedule of two years (50% each year). The restricted shares are granted in accordance with the Israeli capital gains tax track. In November 2013 and in August 2014, the Company's board of directors approved the increase of 50,000 shares and 150,000 shares under the 2006 Plan.

As of December 31, 2020 an aggregate sum of 235,790 ordinary shares has been reserved for issuance under the 2006 Plan, respectively.

d.
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2020, 2019 and 2018. During 2020 2019 and 2018 there were no new grants.